CONVERTIBLE NOTES (Details - Assumptions)		1 Months Ended
	Nov. 02, 2024	Dec. 31, 2024
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assumption valuation	4.28%	4.16%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assumption valuation	86.10%	114.61%
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assumption valuation	3.77	3.71
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative assumption valuation	3.96	5.50